Acquisitions - Sprout (Q3) (Details) - USD ($)		3 Months Ended	9 Months Ended
	Sep. 03, 2021	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Estimated Assets Acquired:
Goodwill		$ 45,658,000	$ 45,658,000	$ 3,961,122	$ 3,961,122
Sprout
Asset Acquisition [Line Items]
Total consideration	$ 31,200,000
Consideration Transferred:
Cash consideration	12,000,000
Share consideration	19,186,000
Total consideration	31,186,000
Estimated Assets Acquired:
Goodwill	27,049,000
Total asset acquired	$ 31,186,000
Share consideration (in shares)	1,244,258
Share price (in dollars per share)	$ 15.42
Transaction expenses		$ 800,000	$ 800,000
Sprout | Software technology
Estimated Assets Acquired:
Intangibles	$ 1,976,000
Sprout | Trade name
Estimated Assets Acquired:
Intangibles	399,000
Sprout | Customer relationships
Estimated Assets Acquired:
Intangibles	$ 1,762,000